Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment
Schedule of property and equipment

	As of
	September 30,	December 31,
	2014	2013
	(unaudited)	(audited)
Computer equipment	$214,811	$208,593
Data center equipment	444,906	405,057
Purchased software	570,860	570,860
Furniture and fixtures	63,890	59,890
Leasehold improvements	58,024	53,465
Total property and equipment	1,352,491	1,297,865
Less: accumulated depreciation	(1,112,513)	(944,445)
Net property and equipment	$239,978	$353,420

	2013	2012

Computer equipment	$208,593	$211,539
Data center equipment	405,057	325,075
Purchased software	570,860	568,170
Furniture and fixtures	59,890	59,236
Leasehold improvements	53,465	53,465
Total property and equipment	1,297,865	1,217,485
Less: accumulated depreciation	(944,445)	(598,562)
Net property and equipment	$353,420	$618,923